Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0002066984
Registrant Name	FT Vest Total Return Income Fund: Series B2
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES